T. ROWE PRICE Intermediate Tax-Free High Yield Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 518 —
Total Common Stocks (Cost $–) —
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 43 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.0%
ALABAMA  2.3%
Alabama State Univ., 5.50%, 9/1/45 (4) 100 109
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 447
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 108
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 212
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 163
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (3)(5) 205 146
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (3)(5) 80 57
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  790 833
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 382
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 530
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (6) 500 501
3,488
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  35 34
34
ARIZONA  3.0%
Arizona IDA, Series A, 4.00%, 7/15/27 (6) 120 119
Arizona IDA, Series A, 4.00%, 7/15/30 (6) 385 382
Arizona IDA, Series A, 4.00%, 7/15/33 (6) 100 96
Arizona IDA, Series A, 4.00%, 7/15/34 (6) 100 94

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Series A, 4.00%, 7/15/35 (6) 250 232
Arizona IDA, Series A, 4.00%, 7/15/41 (6) 265 221
Arizona IDA, Series A, VRDN, 4.875%, 7/1/60 (Tender
7/1/35) (6) 500 499
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (6) 200 183
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (6) 800 776
Arizona IDA, San Tan Charter School Project, 6.625%,
2/1/45 (6) 350 354
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (7) 375 381
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (7) 325 330
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 102
Salt Verde Financial, 5.00%, 12/1/37  430 466
Salt Verde Financial, 5.25%, 12/1/26  100 102
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (6) 100 94
Tempe IDA, Friendship Village, Series A, 4.375%, 12/1/36  100 100
4,531
ARKANSAS  0.2%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (7) 350 350
350
CALIFORNIA  3.9%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(7) 250 248
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 766
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 165
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (6) 500 324
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  90 93
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (6) 250 254
California Municipal Fin. Auth., Series A, 4.375%, 7/1/35 (8) 500 501
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (6) 300 298
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (6) 200 204

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (6) 400 398
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (6) 250 251
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 352
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  205 206
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (6) 200 200
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (6) 250 252
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 100
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  230 236
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (6) 1,000 787
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 244
5,999
COLORADO  1.6%
Colorado Ed. & Cultural Fac. Auth., Senior Lien, Series A-1,
6.50%, 2/1/45 (6) 250 261
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 100
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 102
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (6) 450 380
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (7) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 504
Public Auth. for Colorado Energy, 6.25%, 11/15/28  200 211
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 482
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 312
2,502
CONNECTICUT  1.2%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 246
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 456
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 556
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 353
Hamden Town, Whitney Center, 5.00%, 1/1/30  135 137
Hamden Town, Whitney Center, 5.00%, 1/1/50  150 133
1,881

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
DELAWARE  1.9%
Delaware Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 5.75%, 7/1/45 (6) 250 252
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, 4.00%, 6/1/42  250 211
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 183
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 101
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 250
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 143
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 865
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 659
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 253
2,917
DISTRICT OF COLUMBIA  1.9%
Dist. of Columbia, 5.00%, 1/1/29  160 156
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  135 135
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 228
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  150 151
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (6) 250 257
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 277
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.00%, 10/1/30 (7) 1,500 1,637
2,841
FLORIDA  8.4%
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 4.375%, 5/1/35  315 316
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 202
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 132
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (6) 500 501

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (6) 100 97
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (6) 150 130
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 4.75%, 7/1/40 (6) 250 251
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (6) 250 261
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (3)(5) 225 180
Coastal Ridge Community Dev. Dist., 5.75%, 5/1/45  250 258
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 256
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  75 75
East Nassau Stewardship Dist., Series 2025, 6.00%, 5/1/45  150 156
Firelight Community Dev. Dist., Series A, 5.90%, 5/1/45  100 104
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (6)(7) 250 254
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  205 207
Florida Dev. Fin., Renaissance Charter School Project,
Series A, 6.00%, 6/15/45 (6) 250 259
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (6)(7) 350 352
Florida Local Government Fin. Commission, Fleet Landing at
Nocatee Project, Series A, 6.625%, 11/15/45 (6) 500 528
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (7) 100 102
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 257
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  275 280
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (6) 100 102
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (6) 190 192
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 260
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  100 100
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 359
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 127
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 130
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 103
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 5.80%, 5/1/45  100 104

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 151
Lee County Airport, 5.25%, 10/1/42 (7) 500 537
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 251
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  270 275
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  220 222
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  200 204
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (6) 200 202
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  235 238
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 244
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 349
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  420 374
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  190 193
Poitras East Community Dev. Dist., 5.85%, 5/1/45  265 273
Radiance Community Dev. Dist., Assessment Area One, 6.20%,
5/1/45 (6) 100 104
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 250
Seminole County IDA, Series A, 4.00%, 6/15/36 (6) 315 299
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (6) 240 242
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  220 224
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (6) 250 250
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (6) 110 114
Village Community Dev. Dist. No. 16, 4.875%, 5/1/45  1,000 1,000
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  205 208
12,839
GEORGIA  4.4%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (3)(5) 200 114
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (3)(5) 200 114
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.00%, 7/1/35 (6) 375 391
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/45 (6) 100 105

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (6) 200 204
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (6) 100 100
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (6) 300 287
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (6) 150 130
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Commerce School Dist., GO, 6.00%, 8/1/47  1,000 1,145
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 140
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.00%, 6/1/38  660 686
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 185 179
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (6) 595 609
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (6) 190 191
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 529
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 269
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 135
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  180 192
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 324
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (6) 135 134
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  470 470
6,698
GUAM  0.3%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (7) 255 269
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (7) 100 109
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 133
511
ILLINOIS  4.0%
Chicago, Series A, GO, 5.00%, 1/1/27  145 147
Chicago, Series A, GO, 5.00%, 1/1/27 (9) 55 56
Chicago, Series A, GO, 5.00%, 1/1/34  500 523

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Board of Ed., Series B, GO, 5.00%, 12/1/33  500 500
Illinois, GO, 5.00%, 11/1/37  1,000 1,011
Illinois, Series A, GO, 5.50%, 3/1/42  500 538
Illinois, Series E, GO, 5.00%, 9/1/41  500 532
Illinois Fin. Auth., 5.00%, 10/1/35 (6) 300 305
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  170 163
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  300 262
Illinois Fin. Auth., Goodman Theatre Project, Series A, 5.125%,
10/1/35 (6) 250 258
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (6) 200 211
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 143
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 148
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/35  115 116
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/36  150 151
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 258
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 606
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 83
Schaumburg Cook & DuPage Counties, North Schaumburg
Redeveloment Project, 6.125%, 12/30/38 (6) 125 126
6,137
INDIANA  1.3%
East Chicago, USG Project, 5.50%, 9/1/28 (7) 175 171
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 273
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 438
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 96
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 233
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 325
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 268
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (6)(7) 100 103
1,907
IOWA  0.3%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  500 505
505

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (6) 200 210
210
KENTUCKY  1.6%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 252
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 524
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 225
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  400 404
Kentucky Public Energy Auth., Series B, 5.00%, 12/1/33  500 523
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 323
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 203
2,454
LOUISIANA  1.1%
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 374
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 305
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (6) 300 329
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (6) 150 165
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 251
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  225 224
1,648
MAINE  0.4%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (6)(7) 100 101
Fin. Auth. of Maine, Casella Waste Systems, Series R-3,
5.00%, 8/1/35 (6)(7) 500 517
618
MARYLAND  7.2%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 131
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 305
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 259

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 101
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 251
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (6) 285 272
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (6) 200 175
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/37  250 256
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 285
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 99
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 97
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  250 229
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (6) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (6) 540 540
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (6) 250 263
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  315 306
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (7) 1,150 1,158
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (7) 415 417
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 168
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 253
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 550
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 259
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 206
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (4) 60 61
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (4) 155 157
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  340 340
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 152
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,522
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (6) 100 101

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (6) 440 454
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  200 195
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  220 205
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 242
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 98
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 250
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  365 365
11,024
MASSACHUSETTS  0.1%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (6) 170 173
173
MICHIGAN  1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 252
Detroit, GO, 5.00%, 4/1/37  500 513
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 357
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  85 85
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 283
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (7) 400 400
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
1,903
MINNESOTA  0.4%
Apple Valley, Senior Housing, Series A, 5.375%, 9/1/45  100 101
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (6) 100 99
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 108
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 182
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group, 5.625%, 11/1/45  100 101
591

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI  0.9%
Phelps County, 5.75%, 12/1/45  175 190
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  715 690
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  30 30
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 152
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (6) 350 353
1,415
NEVADA  0.6%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 258
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 101
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (7) 100 109
Sparks Tourism Improvement Dist. No. 1, 3.875%, 6/15/28  500 500
968
NEW HAMPSHIRE  1.9%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  167 166
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  150 149
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  227 231
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  146 141
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (11) 245 245
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  206 197
New Hampshire Business Fin. Auth., Series 2024-4, Class A,
VR, 4.182%, 11/20/39  248 249
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  99 93
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (6)(7) 100 82
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (6) 172 171
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (6) 200 122
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (6) 250 140
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (6) 750 752
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 101
2,839

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NEW JERSEY  5.2%
New Jersey, GO, 2.00%, 6/1/37  250 201
New Jersey Economic Dev. Auth., Lions Gate Project, 4.875%,
1/1/29  300 300
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  520 520
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (7) 400 406
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (7) 125 125
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (6)(7) 300 311
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  500 518
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  2,410 2,606
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (12) 250 146
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  250 256
Tobacco Settlement Fin., Series A, 5.00%, 6/1/46  1,500 1,491
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  1,100 1,068
7,948
NEW YORK  4.4%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (6) 200 196
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (6) 190 191
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3)(6) 100 94
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (6) 100 93
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (6) 700 680
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 238
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (6) 300 303
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  150 128
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 76
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 177

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (11) 500 515
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (6) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (6) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (6)(7) 250 261
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (7) 20 20
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (7) 110 110
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (7) 850 850
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (7) 495 503
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (7) 90 93
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (7) 500 546
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (7) 500 531
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (7) 250 247
Southold Local Dev., Peconic Landing at Southold, Inc., 3.50%,
12/1/30  100 98
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (4) 200 221
6,771
NORTH CAROLINA  1.8%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 2.85%, 1/15/37  325 325
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 291
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  500 457
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  570 509
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 3.50%, 7/1/26  340 332
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 101
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 102

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  675 675
2,792
NORTH DAKOTA  0.2%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (4) 250 269
Horace, Series C, GO, 4.50%, 5/1/39  100 102
371
OHIO  3.3%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,690 1,423
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 254
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.50%, 12/1/43  350 354
Cuyahoga County, MetroHealth System, 5.00%, 2/15/37  220 222
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (6) 250 260
Norwood, Rookwood Exchange Project, 4.375%, 12/1/30  160 161
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  240 239
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (6)(7) 160 160
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 2.85%, 1/1/43  200 200
Ohio Housing Fin. Agency, Ashford at the Enclave Project,
6.50%, 1/1/45 (6) 150 154
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  100 101
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (6) 260 260
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (6) 750 768
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (6) 250 251
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  220 234
5,041
OKLAHOMA  0.6%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (6) 250 253
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 74
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 514
842

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
OREGON  0.4%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  175 176
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 4.625%, 6/15/35 (6) 265 271
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 5.50%, 6/15/45 (6) 100 100
547
PENNSYLVANIA  3.5%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (6) 130 132
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (6) 100 102
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (6) 500 514
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (6) 325 329
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  421 291
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (6) 90 90
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (6) 175 167
Doylestown Hosp. Auth., 5.00%, 7/1/31 (6) 245 260
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 141
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 257
Pennsylvania Economic DFA, 5.00%, 12/31/38 (7) 250 251
Pennsylvania Economic DFA, 5.25%, 6/30/35 (7) 500 549
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (6)(7) 250 267
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 252
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.495%, 7/1/39 (4) 125 115
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  237 251
Pennsylvania Housing Fin. Agency, Series 149A, 4.625%,
4/1/37  500 522
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 316
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (6) 145 148
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (7) 390 394
5,348

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  8.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 455 291
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,800 1,174
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,123 654
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (6) 425 389
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 1,250 1,302
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 1,250 1,294
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 165
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 89
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 154
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 864
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 98
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 402
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (3)(5) 100 67
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(5) 100 67
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (4) 130 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (3)
(5) 200 133
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(5) 120 80
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(5) 100 67
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(5) 245 163
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,065
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 413
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 339

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,863 2,787
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 405
12,760
SOUTH CAROLINA  1.2%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  787 561
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  54 33
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 20
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 221
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 89
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (7) 150 150
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.00%, 8/15/45 (6) 300 299
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.00%, 12/1/35  500 521
1,894
TENNESSEE  1.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32  195 195
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (6)(7) 450 443
Knoxville Ind. Dev. Board, Maplehurst Park Apartments Project,
4.25%, 11/1/30 (6) 500 497
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (3) 395 372
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (3) 100 75
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (6) 100 101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  705 714
2,397
TEXAS  7.5%
Arlington Higher Ed. Fin., 5.625%, 6/15/45 (6) 200 203
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 544
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 101
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 337

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (6) 325 321
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (6) 350 314
Denton County, Public Improvement, 5.00%, 12/31/35 (6) 250 259
Houston Airport System, United Airlines, Series A, 5.50%,
7/1/45 (7) 1,000 1,085
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (7) 500 544
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/39 (7) 500 537
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (7) 500 500
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (7) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (6) 172 172
Lavon, Trails of Lavon Public Improvement Dist. Project, 5.75%,
9/15/45 (6) 100 103
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (7) 140 140
Lowry Crossing, Simpson Road Public Improvement Dist.
Project, 5.75%, 9/15/45 (6) 250 257
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (6)(7) 465 466
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 501
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
5.25%, 1/1/40  325 340
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (3)(14) 162 70
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  150 154
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  90 90
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (11) 50 52
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26 (9) 200 200
North East Texas Regional Mobility Auth., Subordinate Lien,
Series B, 5.25%, 1/1/46  300 316
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  500 511
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (6)(7) 1,000 822
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (6)(7) 645 601

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (6)(7) 250 245
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (6) 100 102
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  255 227
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 551
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 331
11,448
UTAH  0.9%
Downtown Revitalization Public Infrastructure Dist., Seg
Redevelopment Project, Series C, 5.00%, 7/15/35 (6) 250 252
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (6) 500 513
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 486
Vineyard Redev. Agency, 4.00%, 5/1/39 (4) 100 102
1,353
VIRGINIA  3.0%
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (6) 255 255
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  245 247
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  50 49
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  400 400
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 171
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (6) 100 93
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (6) 150 139
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (7) 475 420
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (7) 120 129
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (7) 695 747
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (7) 525 537
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (7) 500 496
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (7) 400 394

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (7) 500 541
4,618
WASHINGTON  1.5%
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (6) 100 100
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 312
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  698 678
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  735 695
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/1/50  223 219
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (6) 245 250
2,254
WEST VIRGINIA  1.1%
Monongalia County, Series A, 5.00%, 6/1/33 (6) 530 553
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 749
West Virginia Economic Dev. Auth., Commercial Metals
Company Project, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (7) 250 254
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (7) 150 151
1,707
WISCONSIN  4.3%
PFA, Campus Real Estate Holding Corporation Project,
Series A, 5.00%, 6/1/30  150 157
PFA, Cherokee Classical Academy Project, Series A, 6.00%,
6/15/35 (6) 100 103
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (6) 100 101
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (6) 59 59
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (7) 1,000 1,105
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 369
PFA, KSU Bixby Real Estate Foundation, Series B, 5.25%,
6/15/35  100 109
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  100 104
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (6) 100 101
PFA, Master Academy of Nevada - Cactus Park Campus
Project, Series A, 6.00%, 12/15/45 (6) 100 103

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (6) 250 259
PFA, Million Air Three LLC General Aviation Fac. Project,
Series A, 5.50%, 9/1/30 (6)(7) 200 209
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (6) 135 134
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 259
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (6) 200 195
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 300
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 260
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (7) 500 499
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (6) 250 260
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (6) 250 260
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (6) 475 503
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (6) 70 69
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (7) 445 432
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 246
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (6) 100 98
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (6) 235 240
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (6)(9) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (6) 100 100
6,650
Total Municipal Securities (Cost $150,146) 151,724
Total Investments in Securities  99.0%
(Cost $150,146) $ 151,724
Other Assets Less Liabilities 1.0% 1,570
Net Assets 100.0% $ 153,294

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(3) Non-income producing
(4) Insured by Assured Guaranty Incorporated
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $40,629 and represents 26.5% of net assets.
(7) Interest subject to alternative minimum tax.
(8) When-issued security
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Prerefunded date is used in determining portfolio maturity.
(12) Insured by Build America Mutual Assurance Company
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PFA Public Finance Authority/Agency
PIK Payment-in-kind

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act). The
Intermediate Tax-Free High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Corporate Bonds — — — —
Municipal Securities — 151,724 — 151,724
Total $ — $ 151,724 $ — $ 151,724

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F100-054Q3 11/25